Securities purchased (sold) under resale (repurchase) agreements - Summary of Securities Sold Under Repurchase Agreements (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Detailed Information on Securities Sold under Repurchase Agreements [Line Items]
Financial Liabilities at Amortised Cost Securities Sold Under Repurchase Agreements	R$ 35,253,928	R$ 15,638,407	R$ 6,640,694
National treasury notes [member]
Disclosure of Detailed Information on Securities Sold under Repurchase Agreements [Line Items]
Financial Liabilities at Amortised Cost Securities Sold Under Repurchase Agreements	22,571,006	8,533,113	1,153,547
National Treasury Bills [member]
Disclosure of Detailed Information on Securities Sold under Repurchase Agreements [Line Items]
Financial Liabilities at Amortised Cost Securities Sold Under Repurchase Agreements	R$ 12,682,922	5,653,994	5,142,881
Financial Treasury Bills [member]
Disclosure of Detailed Information on Securities Sold under Repurchase Agreements [Line Items]
Financial Liabilities at Amortised Cost Securities Sold Under Repurchase Agreements		R$ 1,451,300	R$ 344,266